Deferred taxes (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of deferred tax

	2020	2019
Deferred tax assets on the provision for employee profit sharing (a)	1,945	3,220
Deferred tax assets on management fee provision(a)	391	1,442
Deferred tax assets on deductible goodwill (b)	—	1,260
Others	2	82

Deferred tax assets	2,338	6,004

Deferred tax liabilities on initial application of IFRS 16	185	365
Others	—	37

Deferred tax liabilities	185	402

(a)	Deferred income tax calculated on temporary differences on the provision for employee profit sharing and management fee write-offs.
(b)	Deferred tax asset related to tax deductible goodwill.

Summary of deferred tax assets and liabilities

Deferred tax assets

	Employee profit sharing	Management fee provision	Taxable Goodwill	Impact of IFRS 16	Other	Total
As of December 31, 2017	3,042	673	4,094	—	—	7,809

(Charged)/credited
- to profit or loss	(470)	281	(1.691)	—	—	(1.880)
As of December 31, 2018	2,572	954	2,403	—		5,929

(Charged)/credited
- to profit or loss	648	488	(1,143)	48	34	75
As of December 31, 2019	3,220	1,442	1,260	48	34	6,004

(Charged)/credited
- to profit or loss	(560)	(724)	(984)	(37)	(37)	(2,342)
- directly to equity / CTA	(715)	(327)	(276)	(11)	5	(1,324)

As of December 31, 2020	1,945	391	—	—	2	2,338

Deferred tax liabilities	Initial application of IFRS 16	Other	Total
As of December 31, 2017	—	53	53

(Charged)/credited
- to profit or loss	—	12	12
As of December 31, 2018	—	65	65

(Charged)/credited
- to profit or loss	6	(28)	(22)
- directly to equity / CTA	359	—	359

As of December 31, 2019	365	37	402

(Charged)/credited
- to profit or loss	(98)	1	(97)
- directly to equity / CTA	(82)	(38)	(120)

As of December 31, 2020	185	0	185